(18) PRIVATE PENSION PLAN (Details 9)	Dec. 31, 2018
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	100.00%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Fixed Income investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	70.90%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Variable Income Investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	9.60%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Real Estate [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	4.60%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Transactions with participants [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	2.10%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Structured Investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	5.80%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Investments Abroad [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	7.00%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	100.00%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Fixed Income investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	72.80%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Variable Income Investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	8.90%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Real Estate [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	2.30%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Transactions with participants [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	2.90%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Structured Investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	6.00%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Investments Abroad [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	7.20%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	100.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member] | Fixed Income investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	78.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member] | Variable Income Investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	16.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member] | Real Estate [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	3.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member] | Transactions with participants [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	2.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member] | Structured Investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	1.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member] | Investments Abroad [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	0.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	100.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member] | Fixed Income investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	77.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member] | Variable Income Investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	16.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member] | Real Estate [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	3.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member] | Transactions with participants [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	3.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member] | Structured Investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	1.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member] | Investments Abroad [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	0.00%